Exit and Disposal and Other Restructuring Activities (Tables)	3 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Exit and Disposal Activities
The Company's exit and disposal costs by activity follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Employee severance and benefit arrangements	$1.9	$0.3
Relocation costs	0.1	0.2
Facility cleanup costs	(1.0)	0.8
Other restructuring costs	0.4	0.7
Total exit and disposal costs	$1.4	$2.0
The Company's exit and disposal costs by segment follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Carlisle Interconnect Technologies	$1.3	$1.9
Carlisle Fluid Technologies	0.1	—
Carlisle Construction Materials	—	0.1
Total exit and disposal costs	$1.4	$2.0
The Company's exit and disposal costs by financial statement line item follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$0.8	$1.7
Selling and administrative expenses	0.6	0.1
Other operating expense, net	—	0.2
Total exit and disposal costs	$1.4	$2.0
The Company's change in exit and disposal activities liability follows:

(in millions)	Total
Balance as of December 31, 2020	$6.1
Charges	1.4
Cash payments	(0.6)
Balance as of March 31, 2021	$6.9